Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0001936258
Registrant Name	NewAmsterdam Pharma Company N.V.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES